FEDERAL FUNDS, SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS - Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets Sold under Agreements to Repurchase
Repurchase agreements	$ 188,040	$ 203,543
Security lending agreements	14,657	25,900
Gross amounts of recognized liabilities	202,697	$ 229,443
U.S. Treasury and federal agency securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	67,005
Security lending agreements	0
Gross amounts of recognized liabilities	67,005
State and municipal securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	403
Security lending agreements	0
Gross amounts of recognized liabilities	403
Foreign government
Assets Sold under Agreements to Repurchase
Repurchase agreements	66,633
Security lending agreements	789
Gross amounts of recognized liabilities	67,422
Corporate
Assets Sold under Agreements to Repurchase
Repurchase agreements	15,355
Security lending agreements	1,085
Gross amounts of recognized liabilities	16,440
Equity securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	10,297
Security lending agreements	12,484
Gross amounts of recognized liabilities	22,781
Mortgage-backed securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	19,913
Security lending agreements	0
Gross amounts of recognized liabilities	19,913
Asset-backed securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	4,572
Security lending agreements	0
Gross amounts of recognized liabilities	4,572
Other debt securities
Assets Sold under Agreements to Repurchase
Repurchase agreements	3,862
Security lending agreements	299
Gross amounts of recognized liabilities	4,161
Open and overnight
Assets Sold under Agreements to Repurchase
Repurchase agreements	89,732
Security lending agreements	9,096
Gross amounts of recognized liabilities	98,828
Up to 30 days
Assets Sold under Agreements to Repurchase
Repurchase agreements	54,336
Security lending agreements	1,823
Gross amounts of recognized liabilities	56,159
31–90 days
Assets Sold under Agreements to Repurchase
Repurchase agreements	21,541
Security lending agreements	2,324
Gross amounts of recognized liabilities	23,865
Greater than 90 days
Assets Sold under Agreements to Repurchase
Repurchase agreements	22,431
Security lending agreements	1,414
Gross amounts of recognized liabilities	$ 23,845